CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 8,064,777	$ 3,292,787	$ 5,076,962
Depreciation, amortization and accretion:
Premises and equipment	2,009,616	1,855,879	1,885,341
Net deferred loan costs	2,083,309	2,253,359	2,678,732
Debt and equity securities premiums and discounts, net	295,132	148,461	156,364
Equity trust expense, net	355,179	800,434	740,879
Stock option and award expense	590,457	555,086	491,124
Provision for loan losses	14,800,000	26,064,000	23,030,685
Provision for losses on real estate acquired in settlement of loans	2,118,500	2,181,900	758,602
(Gains)/losses on sale of real estate acquired in settlement of loans	(169,496)	(300,683)	98,129
Originations of mortgage loans held for sale	(1,432,925,551)	(1,809,489,481)	(2,041,899,278)
Proceeds from sales of mortgage loans held for sale	1,591,452,812	1,672,542,651	2,016,612,091
Gain on sale of loans held for sale	(5,667,812)	(7,501,651)	(11,876,091)
Loss on sale of equity securities available for sale			97,141
Gain on sale of debt securities available for sale			(399,855)
Increase in cash value of bank-owned life insurance	(1,071,637)	(1,092,149)	(1,086,693)
Decrease (increase) in deferred tax asset	384,663	(3,861,066)	(1,233,593)
Excess tax benefit from stock-based compensation	(113,301)	(1,390)	(13,515)
Tax expense for release of equity trust shares	49,227	66,224	41,315
Increase (decrease) in accrued expenses	594,455	(736,607)	773,738
(Increase) decrease in current income taxes payable	(2,130,097)	15,771	1,553,768
Changes in other assets and liabilities	3,069,778	(1,559,899)	(3,037,668)
Net adjustments	175,725,234	(118,059,161)	(10,628,784)
Net cash provided by (used in) operating activities	183,790,011	(114,766,374)	(5,551,822)
Proceeds from:
Maturities of time deposits in other banks			99,000
Maturities of debt securities available for sale	56,000,000	20,000,000	6,000,000
Sales of debt securities available for sale			56,049,239
Sales of equity securities available for sale			280,419
Principal payments on mortgage-backed securities	8,927,535	8,624,939	5,123,662
Redemption of Federal Home Loan Bank stock	11,035,100	12,990,100	4,571,500
Sales of real estate acquired in settlement of loans receivable	10,035,572	11,295,944	7,535,450
Sales of equipment	72,671	34,811	88,360
Purchases of:
Debt securities available for sale	(62,582,763)	(26,004,472)	(63,706,985)
Mortgage-backed securities available for sale			(7,003,443)
Federal Home Loan Bank stock	(4,361,900)	(11,113,900)	(5,325,200)
Premises and equipment	(1,776,355)	(1,692,787)	(1,082,276)
Net (increase) decrease in loans receivable	(7,684,964)	37,881,390	(82,395,730)
Cash paid for equity in joint venture		(12,500)
Net cash provided by (used in) investing activities	9,664,896	52,003,525	(79,766,004)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	7,321,793	(76,426,119)	276,317,874
(Repayment of) proceeds from Federal Home Loan Bank advances, net	(152,000,000)	120,000,000	(149,600,000)
Repayment of Federal Reserve Bank borrowings, net			(40,000,000)
Payment on notes payable			(7,640,000)
Net decrease in due to other banks			(14,377,831)
Net (decrease) increase in advance payments by borrowers for taxes and insurance	(2,152,514)	2,442,565	988,853
Proceeds from cash received in dividend reinvestment plan		707,033	785,669
Proceeds from issuance of preferred stock and common stock warrants			32,501,768
Proceeds from stock options exercised	193,955	196,829	105,949
Purchase of equity trust shares from Treasury, net	446,684
Purchase of equity trust shares, net		(181,552)	(441,753)
Excess tax benefit from stock-based compensation	113,301	1,390	13,515
Tax expense for release of equity trust shares	(49,227)	(66,224)	(41,315)
Dividends paid on common stock	(4,177,009)	(4,053,659)	(3,922,623)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(944,506)
Common stock issued under employee compensation plan	99,998
Common stock purchased dividend reinvestment plan	(27,399)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(129,387)	(78,374)	(54,972)
Net cash (used in) provided by financing activities	(151,986,705)	40,914,989	93,690,628
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	41,468,202	(21,847,860)	8,372,802
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	15,602,804	37,450,664	29,077,862
CASH AND CASH EQUIVALENTS AT END OF YEAR	57,071,006	15,602,804	37,450,664
Cash paid during the year for:
Interest on deposits	11,477,166	16,227,448	21,955,907
Interest on advances from FHLB	1,070,964	1,738,241	3,531,530
Interest on other borrowings		484	351,603
Interest on subordinated debentures	527,685	535,993	780,141
Interest on note payable			114,323
Cash paid during the year for interest	13,075,815	18,502,166	26,733,504
Income taxes, net	4,808,167	3,517,009	1,449,507
NON-CASH INVESTING ACTIVITIES:
Real estate acquired in settlement of loans receivable	$ 15,802,078	$ 19,622,863	$ 13,327,985